Organization and Nature of Operations - Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,762,954	$ 857,212
Restricted cash	74,018	15,070
Accounts receivable, net	9,273,016	5,809,374
Notes receivable	1,041,185	522,331
Inventories	2,463,460	2,674,001
Due from parent company	981,294	940,130
Prepayments and other current assets	1,064,084	2,004,889
Total current assets	17,016,567	12,823,007
Non-current assets
Property, plant and equipment, net	12,292,214	10,385,742
Prepayments for purchase of Yingxuan Assets	4,951,021	5,339,093
Intangible assets, net	4,498,986	4,432,403
Deferred tax assets, net	47,781	40,773
Total Assets	38,806,569	33,021,018
Current liabilities
Short term loans	11,515,024	6,079,252
Accounts payable	1,876,141	1,380,201
Income tax payable	174,598	34,427
Accrued expenses and other payables	739,532	638,610
Total current liabilities	14,309,502	8,153,736
Non-current liabilities
Long-term bank loans		3,305,209
Total Liabilities	22,546,674	19,365,587
Net Assets	16,259,895	13,655,431
Related Party [Member]
Current assets:
Due from related parties	356,556
Current liabilities
Due to related parties	4,207	21,246
Non-current liabilities
Due to related parties	$ 8,237,172	$ 7,906,642